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                                                                  April 29, 1997


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549


Attention:  Division of Investment Management
            Re:  Merrill Lynch Ready Assets Trust
                 Post-Effective Amendment No. 30 to the
                 Registration Statement on Form N-1A
                 (Securities Act File No, 2-52711
                 Investment Company Act No. 811-2556)
                 --------------------------------------


Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Ready Assets Trust (the "Trust") hereby certifies that:

        (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-lA; and

        (2) the text of Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 25, 1997.

                                       Very truly yours,

                                       MERRILL LYNCH READY ASSETS TRUST

                                       By: /s/ ARTHUR ZEIKEL
                                           ---------------------------
                                           Arthur Zeikel
                                           President